Employee benefit plans - Defined benefit pension plans (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Defined benefit pension plans
Number of types of plans | item	2
Number of defined benefit plans | item	5
Defined Benefit Pension Plans
Defined benefit pension plans
Benefit obligation	€ 501,483	€ 485,272
Defined Benefit Pension Plans | Present Value of Defined Benefit Obligations
Defined benefit pension plans
Benefit obligation	792,739	811,935	€ 755,604
Defined Benefit Pension Plans | FMCH
Defined benefit pension plans
Defined benefits for future services able to be earned	0
Company contribution to plan	1,107
Defined Benefit Pension Plans | FMCH | Present Value of Defined Benefit Obligations
Defined benefit pension plans
Expected funding for next fiscal year	€ 1,026
United States
Defined benefit pension plans
Number of funded plans | item	1
United States | Defined Benefit Pension Plans | Present Value of Defined Benefit Obligations
Defined benefit pension plans
Benefit obligation	€ 394,677	415,743
France
Defined benefit pension plans
Number of funded plans | item	1
Number of unfunded plans | item	2
France | Defined Benefit Pension Plans | Present Value of Defined Benefit Obligations
Defined benefit pension plans
Benefit obligation	€ 3,995	4,015
France | Defined Benefit Pension Plans | Present Value of Defined Benefit Obligations | Unfunded Plan
Defined benefit pension plans
Benefit obligation	€ 8,232	8,174
Germany
Defined benefit pension plans
Number of unfunded plans | item	1
Germany | Defined Benefit Pension Plans | Present Value of Defined Benefit Obligations | Unfunded Plan
Defined benefit pension plans
Benefit obligation	€ 385,835	€ 384,003